Deferred Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	$ (17,967)	$ (3,294)
Deferred tax (credit)/expense	(14,663)	(14,663)	$ (4,181)
Exchange adjustments	(229)	(10)
Deferred tax assets, Ending Balance	(32,859)	(17,967)	(3,294)
Deferred tax (credit)/expense	(14,663)
Accelerated/ (decelerated) Depreciation allowance [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	(16,283)	(1,350)
Deferred tax (credit)/expense		(14,929)
Exchange adjustments	(219)	(4)
Deferred tax assets, Ending Balance	(31,198)	(16,283)	(1,350)
Deferred tax (credit)/expense	(14,696)
Expected credit losses [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	(1,684)	(1,944)
Deferred tax (credit)/expense		266
Exchange adjustments	(10)	(6)
Deferred tax assets, Ending Balance	(1,661)	$ (1,684)	$ (1,944)
Deferred tax (credit)/expense	$ 33